SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency exchange rate risk (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation of foreign currency (as a percent)	0.62%	3.75%
Government subsidies received	$ 7	$ 100